LEASES - Summary of Future Minimum Operating Lease Payments (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
Year one	$ 16	$ 17
Year two	14	15
Year three	10	13
Year four	3	10
Year five	1	2
Thereafter	1	2
Total undiscounted minimum lease payments	45	59
Less: discounting minimum lease payments to present value	(2)	(4)
Total discounted minimum lease payments	$ 43	$ 55